MM Fiduciary | CALIFORNIA TAX-FREE MONEY MARKET FUND
California Tax-Free Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Total Annual Fund Operating Expenses		0.76%
Fee Waivers and Expense Reimbursement		0.21%
Net Expenses	[1]	0.55%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares	56	222	402	923

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.
•	Imbalances in the supply of securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/07	0.81%
Lowest Quarter	09/30/09	0.01%
Year-to-date total return as of 9/30/2011		0.02%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares	0.06%	1.70%	1.50%